Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accrued payroll	$ 6,804	$ 1,001
Accrued interest	11,026	11,873
Accrued dry-docking expenses	435	280
Accrued expenses	8,478	7,692
Total	$ 26,743	$ 20,846